NORTH COUNTRY LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2023

Shares		Fair Value
	COMMON STOCKS — 98.1%
	ASSET MANAGEMENT - 1.9%
3,350	BlackRock, Inc.	$ 2,309,591

	BANKING - 4.4%
69,500	Bank of America Corporation	2,383,850
21,700	JPMorgan Chase & Company	3,110,695
		5,494,545
	BEVERAGES - 1.9%
13,200	PepsiCo, Inc.	2,290,596

	BIOTECH & PHARMA - 6.0%
10,200	Amgen, Inc.	2,362,932
18,500	Johnson & Johnson	2,835,310
54,500	Pfizer, Inc.	2,211,065
		7,409,307
	CHEMICALS - 2.9%
2,700	Air Products and Chemicals, Inc.	772,146
3,900	Ecolab, Inc.	621,543
8,500	LyondellBasell Industries N.V., Class A	815,915
6,250	Sherwin-Williams Company (The)	1,383,438
		3,593,042
	COMMERCIAL SUPPORT SERVICES - 2.2%
18,000	Waste Management, Inc.	2,695,680

	CONSTRUCTION MATERIALS - 0.4%
3,000	Vulcan Materials Company	542,730

	DATA CENTER REIT - 0.8%
11,000	Digital Realty Trust, Inc.	1,146,530

	DIVERSIFIED INDUSTRIALS - 1.6%
10,000	Honeywell International, Inc.	1,914,800

NORTH COUNTRY LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023

Shares		Fair Value
	COMMON STOCKS — 98.1% (Continued)
	E-COMMERCE DISCRETIONARY - 2.5%
33,100	Amazon.com, Inc.(a)	$ 3,119,013

	ELECTRIC UTILITIES - 1.1%
8,000	Dominion Energy, Inc.	444,960
5,500	NextEra Energy, Inc.	390,665
9,150	Southern Company (The)	576,999
		1,412,624
	ELECTRICAL EQUIPMENT - 2.2%
35,000	Amphenol Corporation, Class A	2,713,200

	ENTERTAINMENT CONTENT - 2.1%
17,500	Activision Blizzard, Inc.	1,334,375
12,950	Walt Disney Company (The)(a)	1,289,950
		2,624,325
	HEALTH CARE FACILITIES & SERVICES - 2.4%
6,100	UnitedHealth Group, Inc.	2,903,234

	HOME CONSTRUCTION - 1.4%
33,000	Masco Corporation	1,730,190

	HOUSEHOLD PRODUCTS - 1.7%
15,400	Procter & Gamble Company (The)	2,118,424

	INFRASTRUCTURE REIT - 0.4%
2,350	American Tower Corporation	465,324

	INSTITUTIONAL FINANCIAL SERVICES - 3.8%
2,600	Goldman Sachs Group, Inc. (The)	914,290
26,350	Intercontinental Exchange, Inc.	2,682,430
11,300	Morgan Stanley	1,090,450
		4,687,170
	INSURANCE - 2.4%
9,550	Berkshire Hathaway, Inc., Class B(a)	2,914,469

NORTH COUNTRY LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023

Shares		Fair Value
	COMMON STOCKS — 98.1% (Continued)
	INTERNET MEDIA & SERVICES - 3.9%
31,800	Alphabet, Inc., Class A(a)	$ 2,863,908
5,500	Meta Platforms, Inc., Class A(a)	962,170
3,000	Netflix, Inc.(a)	966,390
		4,792,468
	LEISURE FACILITIES & SERVICES - 1.5%
3,800	Domino's Pizza, Inc.	1,117,238
2,600	McDonald's Corporation	686,166
		1,803,404
	MACHINERY - 1.2%
6,300	Caterpillar, Inc.	1,509,165

	MEDICAL EQUIPMENT & DEVICES - 7.2%
20,000	Abbott Laboratories	2,034,400
5,000	Danaher Corporation	1,237,650
9,000	Stryker Corporation	2,365,920
5,825	Thermo Fisher Scientific, Inc.	3,155,752
		8,793,722
	OFFICE REIT - 0.2%
1,500	Alexandria Real Estate Equities, Inc.	224,670

	OIL & GAS PRODUCERS - 2.8%
8,400	Chevron Corporation	1,350,468
10,100	Exxon Mobil Corporation	1,110,091
34,400	Williams Companies, Inc. (The)	1,035,440
		3,495,999
	RETAIL - CONSUMER STAPLES - 3.9%
3,175	Costco Wholesale Corporation	1,537,271
8,400	Dollar Tree, Inc.(a)	1,220,352
15,500	Walmart, Inc.	2,203,015
		4,960,638
	RETAIL - DISCRETIONARY - 3.6%
9,200	Home Depot, Inc. (The)	2,728,168
23,050	TJX Companies, Inc. (The)	1,765,630
		4,493,798

NORTH COUNTRY LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023

Shares		Fair Value
	COMMON STOCKS — 98.1% (Continued)
	SELF-STORAGE REIT - 0.5%
1,900	Public Storage	$ 568,005

	SEMICONDUCTORS - 2.6%
6,500	NVIDIA Corporation	1,509,040
13,750	QUALCOMM, Inc.	1,698,537
		3,207,577
	SOFTWARE - 12.7%
10,000	Adobe, Inc.(a)	3,239,500
30,000	Microsoft Corporation	7,482,600
19,000	Oracle Corporation	1,660,600
19,400	Salesforce, Inc.(a)	3,174,034
		15,556,734
	SPECIALTY FINANCE - 0.6%
6,800	Capital One Financial Corporation	741,744

	TECHNOLOGY HARDWARE - 8.1%
57,500	Apple, Inc.	8,476,075
30,750	Cisco Systems, Inc.	1,488,915
		9,964,990
	TECHNOLOGY SERVICES - 3.2%
18,125	Visa, Inc., Class A	3,986,412

	TELECOMMUNICATIONS - 0.4%
26,000	AT&T, Inc.	491,660

	TRANSPORTATION & LOGISTICS - 2.5%
5,300	Union Pacific Corporation	1,098,584
11,400	United Parcel Service, Inc., Class B	2,080,386
		3,178,970
	WHOLESALE - CONSUMER STAPLES - 1.1%
17,500	Sysco Corporation	1,304,975

NORTH COUNTRY LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023

Shares		Fair Value
	COMMON STOCKS — 98.1% (Continued)
	TOTAL COMMON STOCKS (Cost $54,675,689)	$ 121,159,725

	SHORT-TERM INVESTMENT — 1.8%
	MONEY MARKET FUND - 1.8%
2,265,350	BlackRock Liquidity Funds Treasury Trust Fund Portfolio Institutional Class, 4.43% (Cost $2,265,350)(b)	2,265,350

	TOTAL INVESTMENTS - 99.9% (Cost $56,941,039)	$ 123,425,075
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.1%	102,372
	NET ASSETS - 100.0%	$ 123,527,447

NV	- Naamioze Vennootschap
REIT	- Real Estate Investment Trust
(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of February 28, 2023.